Fair Value Measurement (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2023
Fair Value Measurement [Line Items]
Common shares to be issued		266,668
Agreement additional shares		80,000
Common Shares [Member]
Fair Value Measurement [Line Items]
Common shares to be issued	266,668		39,000